SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF SEGMENT INFORMATION
	Three months ended March 31, 2025	Three months ended March 31, 2024
Revenue	$-	$-
Cost of Revenue	-	-
Gross profit (loss)	-	-
Less segment expenses
General and administrative	282,539	761,616
Operating loss	(282,539)	(761,616)
Plus
Interest expense	228,375	345,188
Other income	(549)	(70)
Segment net loss	$(510,365)	$(1,106,734)

The table below provides information about the Company’s revenue, significant segment expenses and other segment expenses.

	Year ended December 31, 2024	Year ended December 31, 2023
Revenue	$-	$-
Cost of Revenue	-	-
Gross profit (loss)	-	-
Less segment expenses
General and administrative	2,357,108	1,932,610
Operating loss	(2,357,108)	(1,932,610)
Plus
Interest expense	1,079,979	1,357,341
Other income	(1,258)	(1,805)
Loss on debt extinguishment	-	668,667
Segment net loss	$(3,435,829)	$(3,956,813)